Long-Term Debt - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	May 26, 2022	May 31, 2019	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Outstanding principal amount of term loan			$ 115,625,000
Amortization expense related to debt issuance costs			$ 794,000	$ 589,000
Loss from extinguishment of debt				(445,000)
Line of Credit | Bank of America Term Loan
Debt Instrument [Line Items]
Term loan face amount		$ 50,000,000
Debt instrument interest rate, terms			LIBOR + 300 Basis Points.
Line of credit facility, maximum borrowing capacity				10,000,000
Line of credit facility maturity month and year			2024-05
Line of credit drawn			$ 0	0
Interest expense		$ 1,100,000
Amortization expense related to debt issuance costs				90,000.00
Loss from extinguishment of debt				(400,000)
Line of Credit | Truist Term Loan
Debt Instrument [Line Items]
Term loan face amount	$ 125,000,000
Interest rate			8.00%
Periodic payments			$ 1,600,000
Frequency of periodic payments			quarterly
Outstanding principal amount of term loan			$ 115,600,000
Term loan maturity date			May 26, 2027
Covenant description			In addition, the Credit Agreement is subject to (i) a maximum total net leverage ratio and (ii) a minimum fixed charge coverage ratio. The Company must maintain a total net leverage ratio of less than or equal to (i) 4.25:1.00, with respect to the fiscal quarter ending September 30, 2022 through and including the fiscal quarter ending March 31, 2023, (ii) 4.00:1.00, with respect to the fiscal quarter ending June 30, 2023 through and including March 31, 2024, and (iii) 3.75:1.00 thereafter. Beginning with the third fiscal quarter of 2022, the Company must not permit the Consolidated Fixed Charge Coverage Ratio to be less than 1.25:1.00. Both financial covenants are tested quarterly.
Covenant compliance			the Company was in compliance with all required covenants associated with the Credit Agreement.
Company incurred lender's fees and related attorney's fees	$ 4,000,000
Amortization expense related to debt issuance costs			$ 800,000	500,000
Line of Credit | Truist Term Loan | Minimum
Debt Instrument [Line Items]
Fixed charge coverage ratio			1.25
Line of Credit | Truist Term Loan | Leverage Ratio with Respect to September 30, 2022 through March 31, 2023 | Maximum
Debt Instrument [Line Items]
Net leverage ratio			4.25
Line of Credit | Truist Term Loan | Leverage Ratio with Respect to June 30, 2023 through March 31, 2024 | Maximum
Debt Instrument [Line Items]
Net leverage ratio			4
Line of Credit | Truist Term Loan | Leverage Ratio, Thereafter | Maximum
Debt Instrument [Line Items]
Net leverage ratio			3.75
Line of Credit | Truist Term Loan | SOFR Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate	2.50%
Line of Credit | Truist Term Loan | SOFR Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate	2.75%
Line of Credit | Truist Term Loan | Base Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate	1.50%
Line of Credit | Truist Term Loan | Base Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate	1.75%
Line of Credit | Bank of America Term Loan and Truist Term Loan
Debt Instrument [Line Items]
Amortization expense related to debt issuance costs			$ 800,000	$ 600,000
Revolving Credit Facility | Truist Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			50,000,000
Proceeds from line of credit			$ 0